Statutory Requirements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statutory Requirements
Common share dividends	$ 449.7	$ 513.1
Dividend capacity available	3,002.8
Insurance and reinsurance companies
Statutory Requirements
Common share dividends	512.8	380.9
North American Insurers
Statutory Requirements
Dividend capacity available	1,006.1
Global Insurers and Reinsurers
Statutory Requirements
Dividend capacity available	1,911.8
Northbridge | North American Insurers
Statutory Requirements
Dividend capacity available	572.6
Crum & Forster | North American Insurers
Statutory Requirements
Special dividend paid		$ 940.0
Dividend capacity available	228.2
Zenith National | North American Insurers
Statutory Requirements
Dividend capacity available	205.3
Allied World | Global Insurers and Reinsurers
Statutory Requirements
Dividend capacity available	1,231.2
Odyssey Group | Global Insurers and Reinsurers
Statutory Requirements
Dividend capacity available	554.9
Brit | Global Insurers and Reinsurers
Statutory Requirements
Special dividend paid	275.0
Dividend capacity available	125.7
Gulf Insurance Group K.S.C.P. | International Insurers and Reinsurers
Statutory Requirements
Dividend capacity available	$ 84.9